UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2018
Date of reporting period: January 31, 2018

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis FUNDS

Davis New York Venture Fund

January 31, 2018

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS NEW YORK VENTURE FUND	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Fund's website at www.davisfunds.com or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis	Danton G. Goei
President & Portfolio Manager	Portfolio Manager

March 2, 2018

DAVIS NEW YORK VENTURE FUND	Management's Discussion of Fund Performance

Performance Overview

Davis New York Venture Fund outperformed the Standard & Poor's 500® Index ("S&P 500®") for the six-month period ended January 31, 2018 (the "period"). The Fund's Class A shares delivered a total return on net asset value of 17.28%, versus a 15.43% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Information Technology (up 22%), Financials (up 20%), and Consumer Discretionary (up 19%). Only one sector within the S&P 500® reported negative performance, Utilities (down 2%). The second- and third-weakest, but still positive, performing sectors were Real Estate (up 1%) and Telecommunication Services (up 5%).

Contributors to Performance

The Fund's holdings in the Financial sector made the most significant contribution2 to performance on an absolute basis and were also an important contributor when compared to the S&P 500® (up 21%, versus up 20%). The Fund benefited from having its largest sector position in this strong performing S&P 500® sector of the period, and individual securities which were key contributors for the period included JPMorgan Chase3 (up 27%), Wells Fargo (up 24%), Berkshire Hathaway (up 23%), Capital One (up 22%), and American Express (up 17%). With the exception of American Express, each of these was a top-ten holding.

The Fund benefited from strong stock selection in Information Technology sector securities (up 23%, versus up 22% for the S&P 500®). Alphabet (up 25%), the Fund's largest holding, and Texas Instruments (up 36%) were key contributors for the period.

The Fund's Health Care and Consumer Staple sector securities outperformed those of the S&P 500® (up 24%, versus up 11%, and up 10%, versus up 6% respectively). The Fund benefited even more relative to the S&P 500® as a result of its lower average weighting in these two sectors (4%, compared to 14%, and less than 1%, compared to 8%, respectively).

The top contributor during the period was Amazon (up 47%) from the Consumer Discretionary sector. Additional contributors to performance included United Technologies (up 18%) from the Industrial sector and Encana (up 23%) from the Energy sector.

Detractors from Performance

The Fund's holdings in the Energy sector were the most significant detractor on a relative basis and were a weak performer on an absolute basis. Returns on the Fund's Energy holdings were up 7%, versus up 15% for the S&P 500®. Apache (down 8%), a top-ten holding, was the overall top detractor for the period.

The Fund's Material holdings underperformed those of the S&P 500® (up 11%, versus up 16%).

While the Fund benefited from strong stock selection in the Information Technology sector, as discussed above, the Fund suffered from its significant underweight position in this stronger performing sector (16%, versus 23% for the S&P 500®).

Although the Fund benefited from its Consumer Discretionary sector position, a number of weaker performing securities came from this sector. Didi Chuxing (down 2%), Priceline (down 6%), Adient (down less than 1%), Liberty Expedia (down 18%), Liberty Tripadvisor (down 25%), and Liberty Ventures (down 3%) were each among the top detractors.

The Fund had an average weighting of 15% of its net assets in foreign securities during the period. The foreign securities underperformed the U.S. holdings (up 12%, compared to up 20%).

Davis New York Venture Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis New York Venture Fund's principal risks are: common stock risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, foreign country risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended January 31, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, January 31, 2018, unless otherwise noted.

[1]
The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis New York Venture Fund Class A versus the
Standard & Poor's 500® Index over 10 years for an investment made on January 31, 2008

Average Annual Total Return for periods ended January 31, 2018

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	27.62%	15.18%	7.97%	11.99%	02/17/69	0.88%	0.88%
Class A - with sales charge	21.56%	14.07%	7.44%	11.88%	02/17/69	0.88%	0.88%
Class B†, **	22.38%	13.87%	7.29%	10.53%	12/01/94	1.85%	1.85%
Class C**	25.65%	14.28%	7.13%	9.86%	12/20/94	1.65%	1.65%
Class R	27.24%	14.84%	7.63%	8.88%	08/20/03	1.17%	1.17%
Class Y	27.94%	15.47%	8.25%	9.52%	10/02/96	0.63%	0.63%
S&P 500® Index***	26.41%	15.91%	9.78%	10.27%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis New York Venture Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the "10-Year" and "Since Inception" returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge.
***Inception return is from February 17, 1969.

DAVIS NEW YORK VENTURE FUND	Fund Overview
January 31, 2018 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 01/31/18 Net Assets)		(% of 01/31/18 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	77.81%	Information Technology	19.23%	24.20%
Common Stock (Foreign)	16.03%	Diversified Financials	18.33%	5.58%
Preferred Stock (Foreign)	2.85%	Banks	12.72%	6.74%
Short-Term Investments	3.54%	Capital Goods	11.99%	7.55%
Other Assets & Liabilities	(0.23)%	Retailing	10.77%	6.26%
	100.00%	Energy	8.88%	5.97%
		Materials	4.67%	2.95%
		Media	3.52%	2.74%
		Automobiles & Components	2.65%	0.62%
		Health Care	2.42%	13.89%
		Insurance	2.02%	2.57%
		Transportation	1.82%	2.14%
		Other	0.98%	11.71%
		Food, Beverage & Tobacco	–	4.39%
		Utilities	–	2.69%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 01/31/18 Net Assets)

Alphabet Inc.*	Software & Services	8.34%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	6.46%
Wells Fargo & Co.	Banks	6.38%
Amazon.com, Inc.	Retailing	6.26%
JPMorgan Chase & Co.	Banks	5.92%
Capital One Financial Corp.	Consumer Finance	4.76%
Bank of New York Mellon Corp.	Capital Markets	4.10%
United Technologies Corp.	Capital Goods	3.84%
Apache Corp.	Energy	3.39%
Johnson Controls International PLC	Capital Goods	3.38%

*Alphabet Inc. holding includes Class A and Class C.

DAVIS NEW YORK VENTURE FUND	Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for each class is for the six-month period ended January 31, 2018.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(08/01/17)	(01/31/18)	(08/01/17-01/31/18)
Class A (annualized expense ratio 0.88%**)
Actual	$1,000.00	$1,172.76	$4.82
Hypothetical	$1,000.00	$1,020.77	$4.48
Class B (annualized expense ratio 1.85%**)
Actual	$1,000.00	$1,167.27	$10.11
Hypothetical	$1,000.00	$1,015.88	$9.40
Class C (annualized expense ratio 1.65%**)
Actual	$1,000.00	$1,168.54	$9.02
Hypothetical	$1,000.00	$1,016.89	$8.39
Class R (annualized expense ratio 1.17%**)
Actual	$1,000.00	$1,171.33	$6.40
Hypothetical	$1,000.00	$1,019.31	$5.96
Class Y (annualized expense ratio 0.63%**)
Actual	$1,000.00	$1,174.33	$3.45
Hypothetical	$1,000.00	$1,022.03	$3.21

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
January 31, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (93.84%)
CONSUMER DISCRETIONARY – (14.46%)
Automobiles & Components – (2.56%)
Adient PLC	3,162,166	$204,908,357
Aptiv PLC	1,105,940	104,931,587
		309,839,944
Consumer Durables & Apparel – (0.70%)
Hunter Douglas N.V. (Netherlands)	962,810	85,110,805
Consumer Services – (0.23%)
New Oriental Education & Technology Group, Inc., ADR (China)	300,234	27,648,549
Media – (3.41%)
Liberty Global PLC, Series C *	4,779,696	170,921,929
Liberty Latin America Ltd., Class C *	838,511	19,009,044
Naspers Ltd. - N (South Africa)	775,590	221,455,538
		411,386,511
Retailing – (7.56%)
Amazon.com, Inc. *	521,296	756,343,153
Liberty Expedia Holdings, Inc., Series A *	238,343	11,175,903
Liberty Interactive Corp., Liberty Ventures, Series A *	357,375	21,060,109
Liberty Interactive Corp., QVC Group, Series A *	1,050,228	29,500,904
Liberty TripAdvisor Holdings Inc., Series A *	341,706	3,007,013
Priceline Group Inc. *	48,374	92,493,507
		913,580,589
	Total Consumer Discretionary	1,747,566,398
ENERGY – (8.59%)
Apache Corp.	9,132,345	409,768,320
Cabot Oil & Gas Corp.	6,211,162	163,664,119
Encana Corp. (Canada)	27,606,510	341,768,594
Occidental Petroleum Corp.	1,635,245	122,594,318
	Total Energy	1,037,795,351
FINANCIALS – (31.99%)
Banks – (12.30%)
JPMorgan Chase & Co.	6,189,334	715,920,264
Wells Fargo & Co.	11,718,302	770,829,905
		1,486,750,169
Diversified Financials – (17.73%)
Capital Markets – (4.10%)
Bank of New York Mellon Corp.	8,742,927	495,723,961
Consumer Finance – (7.17%)
American Express Co.	2,925,701	290,814,679
Capital One Financial Corp.	5,533,373	575,249,457
		866,064,136
Diversified Financial Services – (6.46%)
Berkshire Hathaway Inc., Class A *	2,413	780,303,996
		2,142,092,093
Insurance – (1.96%)
Multi-line Insurance – (0.68%)
Loews Corp.	1,579,679	81,590,420

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2018 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (1.28%)
Chubb Ltd.	577,280	$90,142,272
Markel Corp. *	56,266	64,575,926
		154,718,198
		236,308,618
	Total Financials	3,865,150,880
HEALTH CARE – (2.34%)
Health Care Equipment & Services – (2.34%)
Aetna Inc.	1,514,360	282,912,735
	Total Health Care	282,912,735
INDUSTRIALS – (13.35%)
Capital Goods – (11.59%)
Ferguson PLC (United Kingdom)	3,124,878	241,187,517
Johnson Controls International PLC	10,427,679	408,035,079
Orascom Construction Ltd. (United Arab Emirates)*	2,627,837	22,862,182
Safran S.A. (France)	2,341,240	264,341,284
United Technologies Corp.	3,365,680	464,497,497
		1,400,923,559
Transportation – (1.76%)
FedEx Corp.	808,710	212,270,201
	Total Industrials	1,613,193,760
INFORMATION TECHNOLOGY – (18.60%)
Semiconductors & Semiconductor Equipment – (2.42%)
Texas Instruments Inc.	2,665,250	292,297,967
Software & Services – (16.18%)
Alibaba Group Holding Ltd., ADR (China)*	1,498,170	306,061,149
Alphabet Inc., Class A *	320,577	378,992,541
Alphabet Inc., Class C *	537,397	628,722,246
ASAC II L.P. * (a)(b)	4,156,451	3,995,597
CommerceHub, Inc., Series A *	59,545	1,204,000
CommerceHub, Inc., Series C *	119,091	2,297,265
Facebook Inc., Class A *	1,721,187	321,672,639
Fang Holdings Ltd., Class A, ADR (China)*	4,362,349	22,771,462
Microsoft Corp.	1,882,728	178,877,987
Oracle Corp.	2,133,123	110,047,816
		1,954,642,702
	Total Information Technology	2,246,940,669
MATERIALS – (4.51%)
Axalta Coating Systems Ltd. *	4,480,006	141,120,189
LafargeHolcim Ltd. (Switzerland)	4,617,018	283,001,544
OCI N.V. (Netherlands)*	4,780,216	121,130,814
	Total Materials	545,252,547
TOTAL COMMON STOCK – (Identified cost $6,004,762,335)		11,338,812,340

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2018 (Unaudited)

		Shares/Principal	Value (Note 1)
PREFERRED STOCK – (2.85%)
CONSUMER DISCRETIONARY – (2.85%)
Retailing – (2.85%)
	Didi Chuxing Joint Co., Series A (China)* (a)(b)	5,938,103	$296,072,034
	Didi Chuxing Joint Co., Series B (China)* (a)(b)	982,804	49,002,313
		Total Consumer Discretionary	345,074,347
	TOTAL PREFERRED STOCK – (Identified cost $230,313,239)		345,074,347
SHORT-TERM INVESTMENTS – (3.54%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.33%, 02/01/18, dated 01/31/18, repurchase value of $53,366,972 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 02/15/18-01/01/48, total market value $54,432,300)	$53,365,000	53,365,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.36%, 02/01/18, dated 01/31/18, repurchase value of $85,813,242 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.00%, 07/05/18-02/15/22, total market value $87,526,200)	85,810,000	85,810,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.36%, 02/01/18, dated 01/31/18, repurchase value of $224,138,467 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.953%-7.00%, 01/01/21-01/01/48, total market value $228,612,600)	224,130,000	224,130,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.35%, 02/01/18, dated 01/31/18, repurchase value of $64,038,401 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.25%-4.50%, 05/06/21-02/01/48, total market value $65,316,720)	64,036,000	64,036,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $427,341,000)		427,341,000
	Total Investments – (100.23%) – (Identified cost $6,662,416,574)		12,111,227,687
	Liabilities Less Other Assets – (0.23%)		(27,653,832)
	Net Assets – (100.00%)		$12,083,573,855

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities
At January 31, 2018 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$12,111,227,687
Cash	369
Receivables:
Capital stock sold	13,084,035
Dividends and interest	8,336,486
Prepaid expenses	274,119
Total assets	12,132,922,696
LIABILITIES:
Payables:
Capital stock redeemed	17,125,710
Investment securities purchased	20,508,591
Accrued distribution and service plan fees	3,547,587
Accrued investment advisory fee	5,731,137
Other accrued expenses	2,435,816
Total liabilities	49,348,841
NET ASSETS	$12,083,573,855
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$16,740,499
Additional paid-in capital	5,646,197,505
Undistributed net investment income	8,684,832
Accumulated net realized gains from investments and foreign currency transactions	963,139,906
Net unrealized appreciation on investments and foreign currency transactions	5,448,811,113
Net Assets	$12,083,573,855

CLASS A SHARES:
Net assets	$6,789,079,885
Shares outstanding	185,986,097
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$36.50
Maximum offering price per share (100/95.25 of $36.50)†	$38.32
CLASS B SHARES:
Net assets	$33,411,364
Shares outstanding	1,038,460
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$32.17
CLASS C SHARES:
Net assets	$1,969,760,898
Shares outstanding	59,457,934
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$33.13
CLASS R SHARES:
Net assets	$186,124,898
Shares outstanding	5,083,131
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$36.62
CLASS Y SHARES:
Net assets	$3,105,196,810
Shares outstanding	83,244,364
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$37.30

*Including:
Cost of investments	$6,662,416,574

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Operations
For the six months ended January 31, 2018 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$62,906,818
Interest		1,719,997
Total income		64,626,815
Expenses:
Investment advisory fees (Note 3)	$29,942,556
Custodian fees	810,544
Transfer agent fees:
Class A	2,977,397
Class B	51,872
Class C	896,153
Class R	101,433
Class T†	1,703
Class Y	1,069,965
Audit fees	52,405
Legal fees	34,903
Accounting fees (Note 3)	196,002
Reports to shareholders	375,000
Directors' fees and expenses	217,582
Registration and filing fees	59,200
Miscellaneous	214,638
Distribution and service plan fees (Note 3):
Class A	7,504,883
Class B	168,551
Class C	9,407,646
Class R	453,156
Class T†	3
Total expenses		54,535,592
Reimbursement of expenses by Adviser (Note 3)		(1,701)
Net expenses		54,533,891
Net investment income		10,092,924
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		1,211,541,327
Foreign currency transactions		(720,503)
Net realized gain		1,210,820,824
Net increase in unrealized appreciation		617,503,669
Net realized and unrealized gain on investments and foreign currency transactions		1,828,324,493
Net increase in net assets resulting from operations		$1,838,417,417

*Net of foreign taxes withheld of		$127,530

†For the period from August 1, 2017 through January 8, 2018 (closure of Class).

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
OPERATIONS:
Net investment income	$10,092,924	$43,094,082
Net realized gain from investments and foreign currency transactions	1,210,820,824	979,228,176
Net increase in unrealized appreciation on investments and foreign currency transactions	617,503,669	1,125,636,244
Net increase in net assets resulting from operations	1,838,417,417	2,147,958,502
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(4,408,805)	(47,233,027)
Class B	–	(20,196)
Class C	–	(3,874,783)
Class R	–	(907,547)
Class Y	(5,592,872)	(27,062,372)
Realized gains from investment transactions:
Class A	(294,610,635)	(572,886,891)
Class B	(1,712,799)	(4,041,928)
Class C	(93,692,021)	(205,418,229)
Class R	(8,114,660)	(17,052,337)
Class T†	(126)	–
Class Y	(130,602,361)	(237,037,053)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(239,719,069)	(787,628,288)
Class B	(4,609,040)	(17,753,466)
Class C	(105,301,897)	(778,042,545)
Class R	(18,502,152)	(43,374,074)
Class T†	(2,775)	2,500
Class Y	(170,509,448)	(158,090,658)
Total increase (decrease) in net assets	761,038,757	(752,462,392)
NET ASSETS:
Beginning of period	11,322,535,098	12,074,997,490
End of period*	$12,083,573,855	$11,322,535,098

*Including undistributed net investment income of	$8,684,832	$8,593,585

†For the period from August 1, 2017 through January 8, 2018 (closure of Class).

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements
January 31, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund's investment objective is long-term growth of capital. The Fund offers shares in five classes, Class A, Class B, Class C, Class R, and Class Y, and previously offered Class T shares (commenced operations on June 30, 2017 and were closed on January 8, 2018). Class A shares are sold with a front-end sales charge and Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class B shares automatically convert to Class A shares after 7 years. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Class T shares were only available through financial intermediaries that offered Class T shares to their clients. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class' distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$1,747,566,398	$–	$345,074,347	$2,092,640,745
Energy	1,037,795,351	–	–	1,037,795,351
Financials	3,865,150,880	–	–	3,865,150,880
Health Care	282,912,735	–	–	282,912,735
Industrials	1,613,193,760	–	–	1,613,193,760
Information Technology	2,242,945,072	–	3,995,597	2,246,940,669
Materials	545,252,547	–	–	545,252,547
Short-term securities	–	427,341,000	–	427,341,000
Total Investments	$11,334,816,743	$427,341,000	$349,069,944	$12,111,227,687

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended January 31, 2018.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended January 31, 2018:

Investment Securities:
Beginning balance	$356,534,321
Net change in unrealized appreciation (depreciation)	(7,464,377)
Ending balance	$349,069,944

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2018 and included in the change in net assets for the period	$(7,464,377)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
					Impact to
Investments	Fair Value at	Valuation	Unobservable	Amount or	Valuation from
at Value	January 31, 2018	Technique	Input(s)	Range	an Increase in Input

Common Stock	$3,995,597	Discounted Cash Flow	Annualized Yield	2.792%	Decrease

Preferred Stock	345,074,347	Market Approach	Volume-Weighted Transaction Price	$44.50-$50.9321	Increase
	$349,069,944

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund's investments. The transaction price input is attributable to a private security and includes assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of January 31, 2018, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2014.

At January 31, 2018, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$6,707,108,097
Unrealized appreciation	5,500,296,565
Unrealized depreciation	(96,176,975)
Net unrealized appreciation	$5,404,119,590

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, wash sales, partnership income, in-kind redemptions, corporate actions, and equalization accounting for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2018 were $1,072,838,704 and $2,086,955,373, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fee - Advisory fees are paid monthly to the Adviser. The annual rate is 0.55% of the average net assets on the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, 0.41% on the next $7 billion, and 0.395% of the average net assets in excess of $55 billion. Advisory fees paid during the six months ended January 31, 2018 approximated 0.52% of the average net assets. The Adviser was contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% for Class T shares. During the period from August 1, 2017 through January 8, 2018 (closure of Class), such reimbursements amounted to $1,701.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2018 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Transfer Agent and Accounting Fees - DST Asset Manager Solutions, Inc. (formerly Boston Financial Data Services, Inc.) is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2018 amounted to $505,878. State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2018 amounted to $196,002.

Distribution and Service Plan Fees - The Fund has adopted separate Distribution Plans ("12b-1 Plans") for Class A, Class B, Class C, Class R, and Class T shares. Under the 12b-1 Plans, the Fund reimburses Davis Distributors, LLC ("Distributor"), the Fund's Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A and Class T shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. The Fund pays the Distributor 12b-1 fees on Class B and Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class B or Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. ("FINRA"), which currently is 1.00%. The Fund pays the 12b-1 fees on Class B and Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class B and Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B and Class C shares which have been sold. Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the FINRA (1.00%). The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution fees and 0.25% may be used to pay service fees.

	Six months ended January 31, 2018 (Unaudited)
	Class A	Class B	Class C	Class R	Class T*
Distribution fees	$–	$127,719	$7,055,735	$226,578	$–
Service fees	7,504,883	40,832	2,351,911	226,578	3

*For the period from August 1, 2017 through January 8, 2018 (closure of Class).

Sales Charges - Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase. Class T shares were sold at net asset value plus a sales charge and redeemed at net asset value.

Class B and Class C shares of the Fund are sold at net asset value and are redeemed at net asset value. A CDSC is imposed upon redemption of certain Class B shares within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Fund, of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class B and Class C shares of the Fund are re-allowed to qualified selling dealers.

Six months ended January 31, 2018 (Unaudited)
Class A Commissions		Commission advances by the Distributor on the sale of		CDSCs received by the Distributor from
Retained	Re-allowed to
by Distributor	investment dealers	Class B	Class C	Class B	Class C
$112,908	$630,793	$32,918	$133,703	$27,151	$18,526

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2018 (Unaudited)

NOTE 4 - CAPITAL STOCK

At January 31, 2018, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 2.325 billion shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

	Six months ended January 31, 2018 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease
Shares: Class A	3,388,127	8,310,688	(18,642,947)	(6,944,132)
Class B	30,328	54,244	(234,110)	(149,538)
Class C	647,196	3,013,605	(7,039,114)	(3,378,313)
Class R	247,938	240,992	(1,034,884)	(545,954)
Class T*	–	4	(82)	(78)
Class Y	7,936,585	3,609,399	(16,292,112)	(4,746,128)
Value: Class A	$115,249,481	$278,823,592	$(633,792,142)	$(239,719,069)
Class B	914,569	1,605,631	(7,129,240)	(4,609,040)
Class C	20,166,348	91,854,694	(217,322,939)	(105,301,897)
Class R	8,475,247	8,111,783	(35,089,182)	(18,502,152)
Class T*	–	126	(2,901)	(2,775)
Class Y	277,071,392	123,694,138	(571,274,978)	(170,509,448)

	Year ended July 31, 2017
	Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Shares: Class A	18,013,123	18,499,533	(61,824,227)	(25,311,571)
Class B	94,059	134,913	(857,015)	(628,043)
Class C	2,042,272	6,976,439	(35,418,630)	(26,399,919)
Class R	934,448	568,720	(2,886,656)	(1,383,488)
Class T**	78	–	–	78
Class Y	20,950,713	7,550,582	(33,566,124)	(5,064,829)
Value: Class A	$581,993,415	$582,373,668	$(1,951,995,371)	$(787,628,288)
Class B	2,644,404	3,798,954	(24,196,824)	(17,753,466)
Class C	59,045,999	201,421,570	(1,038,510,114)	(778,042,545)
Class R	29,605,928	17,957,819	(90,937,821)	(43,374,074)
Class T**	2,500	–	–	2,500
Class Y	674,836,350	242,568,318	(1,075,495,326)	(158,090,658)

*From August 1, 2017 through January 8, 2018 (closure of Class).
**From June 30, 2017 (inception of Class) through July 31, 2017.

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended January 31, 2018.

NOTE 6 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2018, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2018 (Unaudited)

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to   $349,069,944 or 2.89% of the Fund's net assets as of January 31, 2018. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Units/Shares	Cost per Unit/Share	Valuation per Unit/Share as of January 31, 2018
ASAC II L.P.	10/10/13	4,156,451	$1.00	$0.9613

Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	5,938,103	30.3560	49.8597

Didi Chuxing Joint Co., Series B, Pfd.	05/16/17	982,804	50.9321	49.8597

DAVIS NEW YORK VENTURE FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains	Total from Investment Operations
Davis New York Venture Fund Class A:
Six months ended January 31, 2018[e]	$32.64	$0.04	$5.45	$5.49
Year ended July 31, 2017	$29.88	$0.14	$5.68	$5.82
Year ended July 31, 2016	$35.06	$0.17	$(0.15)	$0.02
Year ended July 31, 2015	$39.35	$0.15	$3.33	$3.48
Year ended July 31, 2014	$39.18	$0.22	$5.22	$5.44
Year ended July 31, 2013	$34.89	$0.43	$8.76	$9.19
Davis New York Venture Fund Class B:
Six months ended January 31, 2018[e]	$29.06	$(0.11)	$4.83	$4.72
Year ended July 31, 2017	$26.96	$(0.15)	$5.09	$4.94
Year ended July 31, 2016	$32.30	$(0.12)	$(0.17)	$(0.29)
Year ended July 31, 2015	$36.94	$(0.18)	$3.08	$2.90
Year ended July 31, 2014	$37.21	$(0.15)	$4.95	$4.80
Year ended July 31, 2013	$33.22	$0.08	$8.34	$8.42
Davis New York Venture Fund Class C:
Six months ended January 31, 2018[e]	$29.85	$(0.08)	$4.97	$4.89
Year ended July 31, 2017	$27.60	$(0.09)	$5.22	$5.13
Year ended July 31, 2016	$32.88	$(0.07)	$(0.16)	$(0.23)
Year ended July 31, 2015	$37.44	$(0.15)	$3.15	$3.00
Year ended July 31, 2014	$37.61	$(0.09)	$4.99	$4.90
Year ended July 31, 2013	$33.53	$0.12	$8.44	$8.56
Davis New York Venture Fund Class R:
Six months ended January 31, 2018[e]	$32.76	$(0.01)	$5.48	$5.47
Year ended July 31, 2017	$29.98	$0.05	$5.71	$5.76
Year ended July 31, 2016	$35.17	$0.08	$(0.17)	$(0.09)
Year ended July 31, 2015	$39.45	$0.03	$3.35	$3.38
Year ended July 31, 2014	$39.28	$0.10	$5.23	$5.33
Year ended July 31, 2013	$34.91	$0.30	$8.80	$9.10
Davis New York Venture Fund Class Y:
Six months ended January 31, 2018[e]	$33.32	$0.09	$5.57	$5.66
Year ended July 31, 2017	$30.44	$0.23	$5.80	$6.03
Year ended July 31, 2016	$35.63	$0.25	$(0.16)	$0.09
Year ended July 31, 2015	$39.88	$0.25	$3.37	$3.62
Year ended July 31, 2014	$39.63	$0.32	$5.30	$5.62
Year ended July 31, 2013	$35.29	$0.52	$8.87	$9.39

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.02)	$(1.61)	$–	$(1.63)	$36.50	17.28%	$6,789	0.88%f	0.88%f	0.24%[f]	10%
$(0.23)	$(2.83)	$–	$(3.06)	$32.64	20.11%	$6,296	0.89%	0.89%	0.46%	12%
$(0.15)	$(5.05)	$–	$(5.20)	$29.88	0.60%	$6,520	0.89%	0.89%	0.53%	25%
$(0.17)	$(7.60)	$–	$(7.77)	$35.06	9.76%	$9,012	0.86%	0.86%	0.39%	23%
$(0.20)	$(5.07)	$–	$(5.27)	$39.35	13.92%	$11,080	0.86%	0.86%	0.55%	20%
$(0.61)	$(4.29)	$–	$(4.90)	$39.18	27.84%	$11,297	0.88%	0.88%	1.14%	7%

$–	$(1.61)	$–	$(1.61)	$32.17	16.73%	$33	1.85%[f]	1.85%[f]	(0.73)%[f]	10%
$(0.01)	$(2.83)	$–	$(2.84)	$29.06	18.92%	$35	1.87%	1.87%	(0.52)%	12%
$–	$(5.05)	$–	$(5.05)	$26.96	(0.39)%	$49	1.85%	1.85%	(0.43)%	25%
$–	$(7.54)	$–	$(7.54)	$32.30	8.72%	$80	1.80%	1.80%	(0.55)%	23%
$–	$(5.07)	$–	$(5.07)	$36.94	12.90%	$131	1.79%	1.79%	(0.38)%	20%
$(0.14)	$(4.29)	$–	$(4.43)	$37.21	26.64%	$205	1.81%	1.81%	0.21%	7%

$–	$(1.61)	$–	$(1.61)	$33.13	16.85%	$1,970	1.65%[f]	1.65%[f]	(0.53)%[f]	10%
$(0.05)	$(2.83)	$–	$(2.88)	$29.85	19.18%	$1,876	1.66%	1.66%	(0.31)%	12%
$–	$(5.05)	$–	$(5.05)	$27.60	(0.19)%	$2,463	1.66%	1.66%	(0.24)%	25%
$–	$(7.56)	$–	$(7.56)	$32.88	8.91%	$3,050	1.64%	1.64%	(0.39)%	23%
$–	$(5.07)	$–	$(5.07)	$37.44	13.03%	$3,275	1.64%	1.64%	(0.23)%	20%
$(0.19)	$(4.29)	$–	$(4.48)	$37.61	26.85%	$3,188	1.67%	1.67%	0.35%	7%

$–	$(1.61)	$–	$(1.61)	$36.62	17.13%	$186	1.17%[f]	1.17%[f]	(0.05)%[f]	10%
$(0.15)	$(2.83)	$–	$(2.98)	$32.76	19.79%	$184	1.18%	1.18%	0.17%	12%
$(0.05)	$(5.05)	$–	$(5.10)	$29.98	0.26%	$210	1.18%	1.18%	0.24%	25%
$(0.06)	$(7.60)	$–	$(7.66)	$35.17	9.45%	$257	1.16%	1.16%	0.09%	23%
$(0.09)	$(5.07)	$–	$(5.16)	$39.45	13.58%	$308	1.16%	1.16%	0.25%	20%
$(0.44)	$(4.29)	$–	$(4.73)	$39.28	27.45%	$335	1.18%	1.18%	0.84%	7%

$(0.07)	$(1.61)	$–	$(1.68)	$37.30	17.43%	$3,105	0.63%[f]	0.63%[f]	0.49%[f]	10%
$(0.32)	$(2.83)	$–	$(3.15)	$33.32	20.46%	$2,932	0.63%	0.63%	0.72%	12%
$(0.23)	$(5.05)	$–	$(5.28)	$30.44	0.82%	$2,833	0.63%	0.63%	0.79%	25%
$(0.27)	$(7.60)	$–	$(7.87)	$35.63	10.02%	$3,935	0.62%	0.62%	0.63%	23%
$(0.30)	$(5.07)	$–	$(5.37)	$39.88	14.23%	$5,131	0.62%	0.62%	0.79%	20%
$(0.76)	$(4.29)	$–	$(5.05)	$39.63	28.14%	$5,206	0.64%	0.64%	1.38%	7%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[e]	Unaudited.

[f]	Annualized.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of "cookies" when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

DAVIS NEW YORK VENTURE FUND	Directors and Officers

For the purpose of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha C. Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director,
Modine Manufacturing
Company (heat transfer
technology); Director, Chicago
Bridge & Iron Company, N.V.
(industrial construction and
engineering);
Chairman/Director, Fifth Third
Bancorp (diversified financial
services).

DAVIS NEW YORK VENTURE FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of three portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS NEW YORK VENTURE FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis New York Venture Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

Davis FUNDS

Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)

January 31, 2018

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS RESEARCH FUND	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC's website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279 and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS RESEARCH FUND	Management's Discussion of Fund Performance

Performance Overview
Davis Research Fund outperformed the Standard & Poor's 500® Index ("S&P 500®") for the six-month period ended January 31, 2018 (the "period"). The Fund delivered a total return on net asset value of 16.44%, versus a 15.43% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Information Technology (up 22%), Financials (up 20%), and Consumer Discretionary (up 19%). Only one sector within the S&P 500® reported negative performance, Utilities (down 2%). The second- and third-weakest, but still positive, performing sectors were Real Estate (up 1%) and Telecommunication Services (up 5%).

Contributors to Performance
The Fund benefited from having its largest sector position in the strongest performing S&P 500® sector of the period, Information Technology. The Fund's Information Technology holdings made the most significant contribution2 to performance on an absolute basis and were an important contributor on a relative basis (up about 23%, compared to up 22% for the S&P 500®). Five of the Fund's Information Technology securities were top contributors during the period, including Texas Instruments3 (up 36%), Intel (up 38%), Microsoft (up 32%), Applied Materials (up 22%), all among the top ten holdings, and DXC Technology (up 28%).

When compared to the S&P 500® the Fund benefited the most from its strong stock selection in the Consumer Discretionary sector (up 26%, versus up 19% for the S&P 500®). The Fund also benefited slightly from a higher average weighting (14% compared to 12%) in this sector. Amazon (up 47%), the largest holding, was the overall top contributor for the period. Naspers (up 29%) was also a strong contributor.

The Fund's Health Care holdings outperformed those of the S&P 500® (up 20%, compared with up 11%) and benefited from a lower average weighting in this sector (3% compared to 14%).

Berkshire Hathaway (up 23%) and Capital One (up 22%) from the Financial sector, and Praxair (up 25%) from the Material sector also aided returns.

Detractors from Performance
While returns from the Fund's Financial and Material sector holdings helped performance on an absolute basis, they lagged when compared to the S&P 500® (up 17%, compared to up 20%, and up 12%, versus up 16%, respectively). The Fund's holdings in the Financial and Material sectors were the first- and second-most significant sector detractors from performance on a relative basis, respectively. Axalta Coating Systems and Monsanto (up 5%), which the Fund no longer owns, from the Material sector, were among the weakest performing securities during the period.

The Fund had approximately 13% of its average net assets invested in Cash & Equivalents, which, given the strong market environment this period, was the biggest detractor relative to the S&P 500®.

While the Fund's Industrial sector securities performed in-line with those of the S&P 500® (both up 16%), the Fund suffered from its underweight position in this sector (8%, versus 10%). Johnson Controls (up 2%) was a weak performer.

Despite the fact that the Fund's Consumer Discretionary and Health Care positions in aggregate produced significant positive returns, there were some weak performing individual securities in these sectors. Priceline (down 6%), the overall top detractor for the period, and Adient (down less than 1%) from the Consumer Discretionary sector, and Quest Diagnostics (down 1%) from the Health Care sector were key detractors.

The Fund's foreign holdings underperformed its domestic holdings (up 14%, compared to up 21%).

Davis Research Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Research Fund's principal risks are: common stock risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign country risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Class A shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of this report, in selected states where eligible investors are residents. Shares of Davis Research Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended January 31, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, January 31, 2018, unless otherwise noted.
[1]
The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS RESEARCH FUND	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Research Fund Class A versus the
Standard & Poor's 500® Index over 10 years for an investment made on January 31, 2008

Average Annual Total Return for periods ended January 31, 2018

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (10/31/01)	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	31.81%	15.24%	8.64%	8.38%	0.70%	0.70%
Class A - with sales charge	25.55%	14.13%	8.11%	8.05%	0.70%	0.70%
S&P 500® Index	26.41%	15.91%	9.78%	8.38%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Research Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

3

DAVIS RESEARCH FUND	Fund Overview
January 31, 2018 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 01/31/18 Net Assets)		(% of 01/31/18 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	68.52%	Information Technology	35.98%	24.20%
Common Stock (Foreign)	19.69%	Materials	12.14%	2.95%
Short-Term Investments	11.82%	Retailing	11.43%	6.26%
Other Assets & Liabilities	(0.03)%	Diversified Financials	11.34%	5.58%
	100.00%	Capital Goods	7.63%	7.55%
		Banks	5.25%	6.74%
		Insurance	4.12%	2.57%
		Health Care	3.25%	13.89%
		Media	2.31%	2.74%
		Consumer Services	2.23%	1.83%
		Transportation	1.66%	2.14%
		Automobiles & Components	1.58%	0.62%
		Food, Beverage & Tobacco	0.93%	4.39%
		Energy	0.15%	5.97%
		Other	–	12.57%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 01/31/18 Net Assets)
Amazon.com, Inc.	Retailing	6.55%
Intel Corp.	Semiconductors & Semiconductor Equipment	4.86%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	4.10%
Berkshire Hathaway Inc. *	Diversified Financial Services	3.84%
Microsoft Corp.	Software & Services	3.58%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	3.34%
SAP SE, ADR	Software & Services	3.00%
Oracle Corp.	Software & Services	2.90%
Bank of New York Mellon Corp.	Capital Markets	2.71%
Loews Corp.	Multi-line Insurance	2.66%

* Berkshire Hathaway Inc. holding includes Class A and Class B.

4

DAVIS RESEARCH FUND	Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is for the six-month period ended January 31, 2018.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end sales charges (loads). Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(08/01/17)	(01/31/18)	(08/01/17-01/31/18)
Class A
Actual	$1,000.00	$1,164.38	$3.82
Hypothetical	$1,000.00	$1,021.68	$3.57

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class's annualized operating expense ratio (0.70%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS RESEARCH FUND	Schedule of Investments
January 31, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (88.21%)
CONSUMER DISCRETIONARY – (15.48%)
Automobiles & Components – (1.39%)
Adient PLC	10,739	$695,887
Consumer Services – (1.97%)
New Oriental Education & Technology Group, Inc., ADR (China)	10,680	983,521
Media – (2.03%)
Naspers Ltd. - N (South Africa)	3,560	1,016,493
Retailing – (10.09%)
Amazon.com, Inc. *	2,259	3,277,560
JD.com Inc., Class A, ADR (China)*	21,970	1,081,583
Priceline Group Inc. *	154	294,456
Vipshop Holdings Ltd., Class A, ADR (China)*	23,590	389,943
		5,043,542
	Total Consumer Discretionary	7,739,443
CONSUMER STAPLES – (0.82%)
Food, Beverage & Tobacco – (0.82%)
Nestle S.A. (Switzerland)	4,765	411,712
	Total Consumer Staples	411,712
ENERGY – (0.14%)
Transocean Ltd. *	6,255	67,492
	Total Energy	67,492
FINANCIALS – (18.27%)
Banks – (4.63%)
JPMorgan Chase & Co.	5,105	590,495
U.S. Bancorp	12,165	695,108
Wells Fargo & Co.	15,680	1,031,431
		2,317,034
Diversified Financials – (10.01%)
Capital Markets – (2.71%)
Bank of New York Mellon Corp.	23,900	1,355,130
Consumer Finance – (3.46%)
American Express Co.	6,080	604,352
Capital One Financial Corp.	10,830	1,125,887
		1,730,239
Diversified Financial Services – (3.84%)
Berkshire Hathaway Inc., Class A *	4	1,293,500
Berkshire Hathaway Inc., Class B *	2,915	624,918
		1,918,418
		5,003,787
Insurance – (3.63%)
Multi-line Insurance – (2.66%)
Loews Corp.	25,730	1,328,954
Reinsurance – (0.97%)
Swiss Re AG (Switzerland)	4,940	487,233
		1,816,187
	Total Financials	9,137,008

6

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (2.86%)
Health Care Equipment & Services – (2.86%)
Aetna Inc.	3,710	$693,102
Express Scripts Holding Co. *	4,370	346,017
Quest Diagnostics Inc.	1,870	197,883
UnitedHealth Group Inc.	820	194,160
	Total Health Care	1,431,162
INDUSTRIALS – (8.20%)
Capital Goods – (6.73%)
Eaton Corp. PLC	10,255	861,113
Ferguson PLC (United Kingdom)	6,020	464,642
Johnson Controls International PLC	12,146	475,273
Safran S.A. (France)	2,620	295,815
Schneider Electric SE (France)	7,615	713,618
United Technologies Corp.	4,030	556,180
		3,366,641
Commercial & Professional Services – (0.01%)
Novus Holdings Ltd. (South Africa)	1,231	512
Transportation – (1.46%)
FedEx Corp.	2,790	732,319
	Total Industrials	4,099,472
INFORMATION TECHNOLOGY – (31.74%)
Semiconductors & Semiconductor Equipment – (14.79%)
Applied Materials, Inc.	31,130	1,669,502
Intel Corp.	50,466	2,429,433
Lam Research Corp.	3,485	667,447
Texas Instruments Inc.	18,700	2,050,829
Xilinx, Inc.	7,920	578,319
		7,395,530
Software & Services – (15.98%)
Alibaba Group Holding Ltd., ADR (China)*	3,280	670,071
Alphabet Inc., Class C *	540	631,768
Baidu, Inc., Class A, ADR (China)*	1,375	339,515
DXC Technology Co.	11,319	1,126,806
Facebook Inc., Class A *	2,585	483,111
Microsoft Corp.	18,840	1,789,988
Oracle Corp.	28,145	1,452,001
SAP SE, ADR (Germany)	13,240	1,499,430
		7,992,690
Technology Hardware & Equipment – (0.97%)
HP Inc.	20,830	485,755
	Total Information Technology	15,873,975
MATERIALS – (10.70%)
Akzo Nobel N.V. (Netherlands)	5,645	528,585
Axalta Coating Systems Ltd. *	20,310	639,765
DowDuPont Inc.	12,000	906,960
Ecolab Inc.	3,975	547,278

7

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2018 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
	LafargeHolcim Ltd. (Switzerland)	15,763	$966,198
	PPG Industries, Inc.	5,470	649,453
	Praxair, Inc.	6,905	1,115,088
		Total Materials	5,353,327
	TOTAL COMMON STOCK – (Identified cost $26,244,216)		44,113,591
SHORT-TERM INVESTMENTS – (11.82%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.33%, 02/01/18, dated 01/31/18, repurchase value of $738,027 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 02/15/18-01/01/48, total market value $752,760)	$738,000	738,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.36%, 02/01/18, dated 01/31/18, repurchase value of $1,187,045 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.00%, 07/05/18-02/15/22, total market value $1,210,740)	1,187,000	1,187,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.36%, 02/01/18, dated 01/31/18, repurchase value of $3,101,117 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-5.50%, 04/01/33-01/01/48, total market value $3,163,020)	3,101,000	3,101,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.35%, 02/01/18, dated 01/31/18, repurchase value of $886,033 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.872%-4.50%, 02/01/34-02/01/48, total market value $903,720)	886,000	886,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,912,000)	5,912,000
	Total Investments – (100.03%) – (Identified cost $32,156,216)		50,025,591
	Liabilities Less Other Assets – (0.03%)		(15,326)
		Net Assets – (100.00%)	$50,010,265

ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

8

DAVIS RESEARCH FUND	Statement of Assets and Liabilities
At January 31, 2018 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments):
Long-term	$44,113,591
Repurchase agreements	5,912,000
Total investments	50,025,591
Cash	400
Receivables:
Dividends and interest	34,120
Prepaid expenses	1,400
Total assets	50,061,511
LIABILITIES:
Accrued audit fees	10,223
Accrued custodian fees	5,250
Accrued investment advisory fee	25,075
Other accrued expenses	10,698
Total liabilities	51,246
NET ASSETS	$50,010,265
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$104,022
Additional paid-in capital	31,663,177
Undistributed net investment income	34,851
Accumulated net realized gains from investments and foreign currency transactions	338,707
Net unrealized appreciation on investments and foreign currency transactions	17,869,508
Net Assets	$50,010,265
CLASS A SHARES:
Net assets	$50,010,265
Shares outstanding	2,080,439
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$24.04
Maximum offering price per share (100/95.25 of $24.04)†	$25.24

*Including:
Cost of long-term investments	$26,244,216
Cost of repurchase agreements	5,912,000

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

9

DAVIS RESEARCH FUND	Statement of Operations
For the six months ended January 31, 2018 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$255,730
Interest		35,635
Total income		291,365
Expenses:
Investment advisory fees (Note 3)	$126,424
Custodian fees	11,823
Transfer agent fees	518
Audit fees	10,222
Legal fees	78
Accounting fees (Note 3)	1,002
Directors' fees and expenses	2,525
Registration and filing fees	2,000
Miscellaneous	5,213
Total expenses		159,805
Net investment income		131,560
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		1,356,279
Foreign currency transactions		(64)
Net realized gain		1,356,215
Net increase in unrealized appreciation		5,559,694
Net realized and unrealized gain on investments and foreign currency transactions		6,915,909
Net increase in net assets resulting from operations		$7,047,469

*Net of foreign taxes withheld of		$4,214

See Notes to Financial Statements

10

DAVIS RESEARCH FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
OPERATIONS:
Net investment income	$131,560	$244,361
Net realized gain (loss) from investments and foreign currency transactions	1,356,215	(56,904)
Net increase in unrealized appreciation on investments and foreign currency transactions	5,559,694	7,985,033
Net increase in net assets resulting from operations	7,047,469	8,172,490
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(325,882)	(155,977)
Realized gains from investment transactions	(651,765)	(3,578,290)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	975,265	(6,298,829)
Total increase (decrease) in net assets	7,045,087	(1,860,606)
NET ASSETS:
Beginning of period	42,965,178	44,825,784
End of period*	$50,010,265	$42,965,178

*Including undistributed net investment income of	$34,851	$229,173

See Notes to Financial Statements

11

DAVIS RESEARCH FUND	Notes to Financial Statements
January 31, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund's investment objective is long-term growth of capital. The Fund commenced operations on October 31, 2001. Prior to January 19, 2011, the Fund offered shares in three classes, Class A, Class B, and Class C. The Fund ceased operations of Class B and Class C shares on January 19, 2011. Class A shares are sold with a front-end sales charge. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

12

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$7,739,443	$–	$–	$7,739,443
Consumer Staples	411,712	–	–	411,712
Energy	67,492	–	–	67,492
Financials	9,137,008	–	–	9,137,008
Health Care	1,431,162	–	–	1,431,162
Industrials	4,099,472	–	–	4,099,472
Information Technology	15,873,975	–	–	15,873,975
Materials	5,353,327	–	–	5,353,327
Short-term securities	–	5,912,000	–	5,912,000
Total Investments	$44,113,591	$5,912,000	$–	$50,025,591

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended January 31, 2018.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

13

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of January 31, 2018, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2014.

At January 31, 2018, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$32,208,392
Unrealized appreciation	18,151,731
Unrealized depreciation	(334,532)
Net unrealized appreciation	$17,817,199

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, corporate actions, partnership income, Directors' deferred compensation, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

14

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2018 were $3,395,826 and $3,464,627, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

As of January 31, 2018, one related shareholder's investment in the Fund represents 98% of outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The fixed annual rate is 0.55% of the average net assets.

Transfer Agent and Accounting Fees - DST Asset Manager Solutions, Inc. (formerly Boston Financial Data Services, Inc.) is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2018 amounted to $140. State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2018 amounted to $1,002.

Distribution and Service Plan Fees - The Fund has adopted a Distribution Plan ("12b-1 Plan") for Class A shares. Under the 12b-1 Plan, the Fund reimburses Davis Distributors, LLC ("Distributor"), the Fund's Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2018.

Sales Charges - Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

The Distributor received no commissions earned on sales of Class A shares of the Fund for the six months ended January 31, 2018.

15

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2018 (Unaudited)

NOTE 4 - CAPITAL STOCK

At January 31, 2018, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 500 million shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

	Six months ended January 31, 2018 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares: Class A	–	43,675	–	43,675
Value: Class A	$–	975,265	–	975,265

	Year ended July 31, 2017
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares: Class A	151	203,174	(516,894)	(313,569)
Value: Class A	$3,004	$3,724,167	$(10,026,000)	$(6,298,829)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended January 31, 2018.

16

DAVIS RESEARCH FUND	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A
	Six months ended January 31, 2018	Year ended July 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$21.09	$19.07	$19.23	$17.59	$15.37	$12.37
Income (Loss) from Investment Operations:
Net Investment Income	0.06	0.14	0.12	0.11	0.16	0.22
Net Realized and Unrealized Gains (Losses)	3.37	3.92	(0.16)	1.67	2.23	3.00
Total from Investment Operations	3.43	4.06	(0.04)	1.78	2.39	3.22
Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.09)	(0.12)	(0.14)	(0.17)	(0.22)
Distributions from Realized Gains	(0.32)	(1.95)	–	–	–	–
Total Dividends and Distributions	(0.48)	(2.04)	(0.12)	(0.14)	(0.17)	(0.22)
Net Asset Value, End of Period	$24.04	$21.09	$19.07	$19.23	$17.59	$15.37

Total Return[a]	16.44%	22.87%	(0.22)%	10.17%	15.62%	26.36%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$50,010	$42,965	$44,826	$55,903	$46,120	$39,914
Ratio of Expenses to Average Net Assets:
Gross	0.70%[b]	0.71%	0.70%	0.68%	0.70%	0.71%
Net[c]	0.70%[b]	0.71%	0.65%	0.68%	0.70%	0.71%
Ratio of Net Investment Income to Average Net Assets	0.57%[b]	0.61%	0.66%	0.64%	0.96%	1.61%
Portfolio Turnover Rate[d]	9%	19%	29%	27%	27%	45%

[a]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[b]	Annualized.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

17

DAVIS RESEARCH FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of "cookies" when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

18

DAVIS RESEARCH FUND	Directors and Officers

For the purpose of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha C. Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director,
Modine Manufacturing
Company (heat transfer
technology); Director, Chicago
Bridge & Iron Company, N.V.
(industrial construction and
engineering);
Chairman/Director, Fifth Third
Bancorp (diversified financial
services).

19

DAVIS RESEARCH FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee, Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of three portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

20

DAVIS RESEARCH FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Research Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279.

ITEM 2. CODE OF ETHICS

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 26, 2018

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: March 26, 2018